3. PREPAID EXPENSE	6 Months Ended
Jun. 30, 2015
Quarterly Report
3. PREPAID EXPENSE

NOTE 3 - PREPAID EXPENSE

During the first quarter 2015, the Company issued 430,000 shares of its common stock, 100,000 warrants and 1,065,000 options in exchange for services, valued in the aggregate at $782,695. The $782,695 is being charged to operations over a one-year term.

On April 28, 2015, the Company entered into a consulting agreement with Torrey Hills Capital. Under the terms of the agreement, Torrey Hills Capital is to receive 75,000 shares of common stock and $5,000 per month for setting-up non-deal roadshows for the Company. The service period is 4 months.

On May 12, 2015, the Company entered into a consulting agreement with Caro Capital. Under the terms of the agreement, Caro is to receive 200,000 shares of common stock and $2,000 per month for setting-up non-deal roadshows for the Company for a period of one year.

On June 15, 2015, the Company entered into a consulting agreement with Demeter Capital. Under the terms of the agreement, Demeter Capital is to receive 100,000 shares of common stock for introductions to investors. The service period is 6 months.

On June 4, 2014, the Company issued a total of 850,000 shares of its common stock and 2,050,000 options in exchange for consulting services, valued in the aggregate at $286,818. The $286,818 is being charged to operations over a three-year term.

Compensation from equity issuances charged to operations during the six months ended June 30, 2015 and June 30, 2014 was $708,082 and $567,573, respectively. The expense related to the amortization of prepaid expense is $593,939. The unamortized balance at June 30, 2015 and at December 31, 2014 was $1,045,816 and $196,688, respectively.